Statutory and other information	12 Months Ended
Dec. 31, 2020
Statutory and other information
Statutory and other information

30 Statutory and other information

	2020	2019	2018
	$m	$m	$m
Fees payable to PricewaterhouseCoopers LLP and its associates:
Group audit fee	6.3	3.9	3.8
Fees payable to PricewaterhouseCoopers LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	10.8	8.3	9.4
Attestation under s404 of Sarbanes-Oxley Act 2002	2.0	2.0	2.0
Audit-related assurance services	0.7	0.3	0.8
Tax compliance services	–	–	0.1
Other assurance services	0.2	0.1	0.9
Fees payable to PricewaterhouseCoopers Associates in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	0.3	0.3	0.4
	20.3	14.9	17.4

$0.8m of fees payable in 2020 are in respect of the 2019 Group audit and audit of subsidiaries (2019:  $0.7m in respect of the 2018 audit).

Related party transactions

The Group had no material related party transactions which might reasonably be expected to influence decisions made by the users of these Financial Statements.

Key management personnel compensation

Key management personnel are defined for the purpose of disclosure under IAS 24 ‘Related Party Disclosures’ as the members of the Board and the members of the SET.

	2020	2019	2018
	$’000	$’000	$’000
Short-term employee benefits	29,126	31,329	32,523
Post-employment benefits	1,602	1,766	2,387
Share-based payments	27,666	19,210	23,605
	58,394	52,305	58,515

Total remuneration is included within employee costs (see Note 28).